UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05010

THE HUNTINGTON FUNDS

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Martin R. Dean

The Huntington National Bank

37 West Broad Street, 6th Floor

Columbus, OH 43215

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report

APRIL 30, 2014

CLASS A SHARES

CLASS C SHARES

INSTITUTIONAL SHARES

Rev. June 2014

FACTS	WHAT DO THE HUNTINGTON FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡Social Security number and income

¡Account balances and transaction history

¡Information about your investment goals and risk tolerances

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Huntington Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Huntington Funds share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	Yes	Yes
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

¡Call toll-free 1-800-253-0412

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice.

However, you can contact us at any time to limit our sharing.

Questions?	Calltoll-free 1-800-253-0412

Who we are
Who is providing this notice?	The Huntington Funds, a family of mutual funds advised by Huntington Asset Advisors, Inc.

What we do
How do the Huntington Funds protect my personal information?	We maintain, and require all service providers of the Huntington Funds to maintain policies designed to assure only appropriate access to, and use of information about, our customers. We rely on the Huntington Funds’ transfer agent, in accordance with its policies and procedures, to appropriately dispose of our customers’ nonpublic personal information and to protect against its unauthorized access or use when we are no longer required to maintain this information.
How do the Huntington Funds collect my personal information?

We collect your personal information, for example, when you

¡Complete an account application or other forms with us

¡Make a transaction in the Funds

¡Correspond with us or our service providers—in written form, via telephone or through the Funds’ website

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡Sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡Affiliates from using your information to market to you

¡Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

What happens when I limit sharing for an account I hold jointly with someone else?	For joint accounts, any one of the joint account holders has the right to exercise the option described above. If you are a joint account holder, your decision will also apply to others with whom you jointly hold accounts. If you have more than one consumer account with us, you need only respond once.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

¡Our affiliates include companies with a Huntington name and financial companies, including Huntington Asset Advisors, Huntington Investment Company, Huntington Asset Services and Unified Financial Securities.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

¡Nonaffiliates we share with can include banks, securities broker-dealers, insurance companies, data processors, software companies, marketing service providers, and state and federal government agencies.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡The Huntington Funds currently do not have any joint marketing arrangements.

Other important information

State Disclosures

In addition to your rights described below and in this notice, you may have other rights under state laws. We will comply with applicable state laws with respect to our information practices.

California and Vermont Customers have other protections under state law. If your primary mailing address is in California or Vermont, we will not share your credit or financial information that we collect except as permitted by law, including, for example, with your consent or to service your account. We will also not use your information for joint marketing purposes. We do not share customer information with third parties except as permitted by law.

Important Information About Procedures for Opening a New Account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents.

Policies of the Huntington Funds

When information about the Huntington Funds’ customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

Letter from the Chief Investment Officer

Dear Shareholder:

First, I want to thank you for your investment in the Huntington Income Generation Fund (“Income Generation Fund”) and the Huntington World Income Fund (“World Income Fund”) (collectively the “Funds”). Both of these Funds were created to meet the specific needs expressed by our shareholders and the marketplace. As the Federal Reserve Bank has continued its activist monetary policies, interest rates have been pushed to levels that present difficulties for savers and investors. Traditional means of generating investment income have been blunted and investors have been forced to seek more risky solutions to satisfy their income requirements. Many of these sources of income require specialized understanding of various markets and sophisticated investment strategies. Huntington Asset Advisors’ experienced fund managers and analysts are dedicated to uncovering these investment opportunities and applying hedging strategies that help to protect the Funds from credit and volatility exposure.

As part of our dynamic investment process, we continually monitor and evaluate macro-economic trends and their impact on the array of asset classes within the World Income Fund, as well as the allocation of the underlying funds in the Income Generation Fund. It was without question that weather played a significant role in the performance of the U.S. economy during the first quarter of 2014. With much of the nation under winter advisories and the agricultural production areas of central California under extreme drought conditions, there was a detrimental effect on certain industries and economic sectors. Housing starts were certainly impacted as they started the year at a 999k pace, slipped to 880k in January, and recovered back to 946k by March. Likewise, capacity utilization slipped from 79.2% in December to 78.8% in February, which was consistent with the ISM manufacturing numbers that dropped from a year-end 57 level to 53.7 in March.

The employment picture wasn’t much better with unemployment in December standing at 6.7% and remaining at that level through the first quarter of 2014. The average weekly manufacturing hours worked decreased slightly during the quarter as well. Consequently, most economists are predicting much slower GDP growth than the 2.6% of the final quarter of 2013. With liquidity still in the system and some degree of ‘pent up demand’ from the weather impact, there is a higher level of expectation for economic activity in the second quarter of 2014 to make up for the weakness of the ‘lost quarter’ of 2014.

Regardless of the economy, however, the equity markets continued their expansionary advance of 2013, albeit at a much more measured pace. The market is experiencing an aggressive merger and acquisition mantra as corporations seek to consolidate to provide greater economies of scale and develop new growth outlets in this slow growth economy. Another by-product of this consolidation effort is the concept of ‘inversion’ where domestic corporations are moving offshore to reduce corporate tax rates.

Within this environment, however, the World Income and Income Generation Funds continue to provide an attractive monthly income for our shareholders. A shareholder that purchased Class C Shares of the Income Generation Fund on November 1, 2013 at a closing price of $10.19 has received $0.212 in dividends resulting in a yield of 2.1% for the six-month period ending April 30, 2014. Likewise, the Institutional Shares of the World Income Fund generated a constant dividend of $0.047 per share per month resulting in a yield of 3.3% for the same six-month period. Annualizing these yields represents a significant current income for investors.

Letter from the Chief Investment Officer

Letter from the Chief Investment Officer (Continued)

As always, the managers of the World Income Fund and Income Generation Fund seek to control risk, while providing opportunities to add value to our shareholders as markets and economic conditions change. We conduct our efforts with the highest level of attention to the disciplines we have employed for several decades. We appreciate your confidence and your continued support.

Sincerely,

B. Randolph Bateman, CFA

President & Chief Investment Officer

Huntington Asset Advisors, Inc.

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws.

Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are those of Huntington Asset Advisors (the “Advisor”) as of April 30, 2014, and are subject to change at any time based upon economic, market, or other conditions, and the Advisor undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Funds’ trading intent. Information about the Funds’ holdings, asset allocation or country diversification is historical and is not an indication of future Funds’ composition, which may vary.

This material represents the manager’s assessment of the Funds and market environment at a specific point in time and should not be relied upon by the reader as research, tax or investment advice.

The Advisor does not provide tax advice. Please note that i) any discussion of U.S. tax matters contained in this communication cannot be used by you for the purpose of avoiding tax penalties; ii) this communication was written to support the promotion or marketing of the matters addressed herein; and iii) you should seek advice based on your particular circumstances from an independent tax advisor.

Letter from the Chief Investment Officer

Semi-Annual Shareholder Report

Huntington World Income Fund

Huntington Income Generation Fund

Huntington World Income Fund	April 30, 2014

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Value
Common Stocks	60.1%
Short-Term Securities Held as Collateral for Securities Lending	15.8%
Preferred Stocks	12.1%
Corporate Bonds	4.8%
Foreign Government Bonds	3.0%
Exchange-Traded Funds	2.0%
Closed-End Funds	1.0%
Options Purchased	0.7%
Cash[1]	0.5%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of April 30, 2014, percentages in the table above are based on total investments. Such total investments may differ from the percentage set forth below in the Portfolio of Investments which are computed using the Fund's net assets.

The Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 71.3%
Argentina — 1.0%
Financials — 1.0%
20,000	IRSA Inversiones y Representaciones SA ADR	$265,800
Australia — 1.6%
Financials — 1.6%
12,500	National Australia Bank Ltd.	409,988
Bermuda — 3.4%
Industrials — 3.4%
9,500	Golar LNG Partners LP	294,025
17,000	Teekay Offshore Partners LP (a)	581,570
		875,595
Canada — 13.7%
Energy — 6.5%
8,000	Baytex Energy Corp. (a)	332,800
11,000	Crescent Point Energy Corp.	447,499
15,000	Freehold Royalties Ltd.	340,215
14,000	Pembina Pipeline Corp. (a)	550,480
		1,670,994
Financials — 1.6%
4,700	Canadian Imperial Bank of Commerce (a)	419,475
Industrials — 2.9%
13,000	Norbord, Inc. (a)	318,890

Shares		Value

Common Stocks — (Continued)
Canada — (Continued)
Industrials — (Continued)
70,000	Student Transportation, Inc. (a)	$434,000
		752,890
Real Estate Investment Trusts — 1.0%
9,400	Dundee Real Estate Investment Trust, Class A	247,678
Telecommunication Services — 1.7%
9,800	BCE, Inc. ADR	436,492
		3,527,529
Cayman Islands — 2.1%
Financials — 2.1%
24,000	Home Loan Servicing Solutions Ltd. (a)	531,600
China — 0.8%
Financials — 0.8%
14,000	China Construction Bank Corp. ADR	192,640
France — 2.1%
Industrials — 2.1%
12,000	Bouygues SA	539,613
Germany — 3.0%
Telecommunication Services — 3.0%
92,700	Telefonica Deutschland	769,917

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington World Income Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Hong Kong — 1.7%
Industrials — 1.7%
20,000	Seaspan Corp.	$431,200
Netherlands — 1.6%
Real Estate Investment Trusts — 1.6%
4,900	Wereldhave NV	411,726
Norway — 0.0%
Energy — 0.0%
400	Ship Finance International Ltd.	7,052
Panama — 1.5%
Financials — 1.5%
15,000	Banco Latinoamericano de Comercio Exterior SA	385,800
Russian Federation — 1.3%
Consumer Discretionary — 1.3%
39,000	CTC Media, Inc.	338,130
Spain — 1.4%
Financials — 1.4%
37,000	Banco Santander SA ADR	368,520
Switzerland — 1.6%
Financials — 1.6%
4,600	Swiss Re AG	401,638
United Kingdom — 0.3%
Health Care — 0.3%
1,400	GlaxoSmithKline PLC ADR	77,518
United States — 34.2%
Energy — 6.8%
60,000	Eagle Rock Energy Partners LP	259,200
6,500	Energy Transfer Partners LP	358,735
6,163	Kinder Morgan Energy Partners LP	464,567
13,000	North European Oil Royalty Trust	313,300
6,300	Plains All American Pipeline LP	351,540
		1,747,342
Financials — 12.4%
15,000	Apollo Global Management LLC	406,950
46,500	Apollo Investment Corp.	371,535
60,000	BGC Partners, Inc.	430,200
55,000	Fifth Street Finance Corp. (a)	512,050
35,000	KKR Financial Holdings LLC	403,900
25,000	Medallion Financial Corp. (a)	340,000

Shares		Value

Common Stocks — (Continued)
United States — (Continued)
Financials — (Continued)
20,500	New Mountain Finance Corp.	$293,355
40,000	Prospect Capital Corp. (a)	432,400
		3,190,390
Health Care — 1.8%
54,000	PDL BioPharma, Inc.	458,460
Industrials — 1.3%
8,000	TAL International Group, Inc.	337,440
Materials — 1.1%
20,000	PetroLogistics LP	273,600
Real Estate Investment Trusts — 5.6%
25,000	Annaly Capital Management, Inc.	288,750
16,000	Hospitality Properties Trust	480,800
36,000	Inland Real Estate Corp.	376,200
27,500	Lexington Realty Trust	295,900
		1,441,650
Telecommunication Services — 5.2%
10,000	AT&T, Inc. (b)	357,000
29,000	Consolidated Communications Holdings, Inc. (a)	577,680
28,500	NTELOS Holdings Corp. (a)	393,015
		1,327,695
		8,776,577
Total Common Stocks (Cost $17,879,856)		18,310,843
Preferred Stocks — 14.3%
Bermuda — 1.2%
Financials — 1.2%
11,500	Axis Capital Holdings Ltd., Series C, 6.875%	297,045
United States — 13.1%
Financials — 8.7%
13,000	Ameriprise Financial, Inc., 7.750%	332,930
16,000	Deutsche Bank Contingent Capital Trust II, 6.550%	420,800
14,000	First Republic Bank, Series A, 6.700%	358,960
12,000	PNC Financial Services Group, Inc., Series P, 6.125%	322,320
15,000	Raymond James Financial, Inc., 6.900%	394,050
13,500	Wells Fargo & Co., Series J, 8.000%	398,655
		2,227,715

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington World Income Fund	(Continued)

Shares		Value

Preferred Stocks — (Continued)
United States — (Continued)
Real Estate Investment Trusts — 4.4%
16,000	PS Business Parks, Inc., Series S, 6.450%	$410,560
14,000	Realty Income Corp., Series F, 6.625%	360,780
14,500	Vornado Realty LP, 7.875%	374,825
		1,146,165
		3,373,880
Total Preferred Stocks (Cost $3,701,021)		3,670,925
Corporate Bonds — 5.7%
Multi-Nationals — 1.6%
Financials — 1.6%
1,000,000	Inter-American Development Bank, 5.250%, 7/19/16 (c)	402,386
United States — 4.1%
Financials — 1.2%
350,000	General Electric Capital Corp., 5.500%, 2/1/17 GMTN	307,841
Materials — 2.0%
500,000	Cliffs Natural Resources, Inc., 5.900%, 3/15/20	524,377
Real Estate Investment Trusts — 0.9%
200,000	Developers Diversified Realty Corp., 7.500%, 4/1/17	230,812
		1,063,030
Total Corporate Bonds (Cost $1,512,352)		1,465,416
Foreign Government Bonds — 3.5% (d)
Indonesia — 0.6%
1,700,000,000	Indonesian Government, Series FR55, 7.375%, 9/15/16	146,800
Mexico — 1.6%
2,350,000	Mexican Bonos, Series M, 7.000%, 6/19/14	180,417
3,000,000	Mexican Bonos, Series M, 5.000%, 6/15/17	233,467
		413,884
Poland — 1.1%
279,000	Poland Government Bond, Series 415, 5.500%, 4/25/15	94,594

Shares		Value

Foreign Government Bonds — (Continued)
Poland — (Continued)
560,000	Poland Government Bond, Series 416, 5.000%, 4/25/16	$192,270
		286,864
South Africa — 0.2%
620,000	South Africa Government Bond, Series R201, 8.750%, 12/21/14	59,761
Total Foreign Government Bonds (Cost $1,045,996)		907,309
Exchange-Traded Funds — 2.4%
17,000	Alerian MLP ETF	307,870
7,500	iShares U.S. Preferred Stock ETF	296,625
		604,495
Total Exchange-Traded Funds (Cost $587,409)		604,495
Closed-End Funds — 1.2%
United States — 1.2%
24,000	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	315,120
Total Closed-End Funds (Cost $308,018)		315,120
Options Purchased — 0.8%
300	CBOE Volatility Index, Call @ $14, Expiring June 2014 (b)	63,000
250	CBOE Volatility Index, Call @ $14, Expiring May 2014 (b)	33,125
300	SPDR S&P 500 Index ETF, Put @ 185, Expiring June 2014 (e)	85,200
250	SPDR S&P 500 Index ETF, Put @ 187, Expiring May 2014 (e)	32,000
		213,325
Total Options Purchased (Cost $296,555)		213,325
Cash Equivalents — 0.6%
139,090	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (f) (g)	139,090
Total Cash Equivalents (Cost $139,090)		139,090

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington World Income Fund	(Continued)

Shares		Value

Short-Term Securities Held as Collateral for Securities Lending — 18.8%
4,817,950	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.090% (g)	$4,817,950
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $4,817,950)		4,817,950
Total Investments (Cost $30,288,247) — 118.6%		30,444,473
Liabilities in Excess of Other Assets — (18.6)%		(4,764,096)
Net Assets — 100.0%		$25,680,377
(a)	All or a portion of the security was on loan as of April 30, 2014. The total value of securities on loan as of April 30, 2014 was $4,762,529.

(b)	All or a portion of the security is held as collateral for written call options.

(c)	Foreign-denominated security. Principal amount is reported in Brazilian Real.

(d)	Foreign-denominated security. Principal amount is reported in applicable country’s currency.

(e)	All or a portion of the security is held as collateral for written put options.

(f)	Investment in affiliate.

(g)	Rate disclosed is the seven day yield as of April 30, 2014.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GMTN — Global Medium Term Note

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Income Generation Fund	April 30, 2014

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Value
Equity Mutual Funds[1]	93.9%
Cash[1]	6.1%
Total	100.0%
[1]	Investments in an affiliated funds.

Portfolio holdings are subject to change. As of April 30, 2014, percentages in the table above are based on total investments. Such total investments may differ from the percentage set forth below in the Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments (Unaudited)

Shares		Value
Mutual Funds — 93.2% (a)
29,669	Huntington Disciplined Equity Fund, Institutional Shares	$325,170
24,930	Huntington Dividend Capture Fund, Institutional Shares	277,470
186,464	Huntington World Income Fund, Institutional Shares	1,536,465
Total Mutual Funds (Cost $2,140,746)		2,139,105

Shares		Value
Cash Equivalents — 6.1%
138,979	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (a) (b)	$138,979
Total Cash Equivalents (Cost $138,979)		138,979
Total Investments (Cost $2,279,725) — 99.3%		2,278,084
Other Assets in Excess of Liabilities — 0.7%		16,893
Net Assets — 100.0%		$2,294,977
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of April 30, 2014.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Assets and Liabilities	April 30, 2014 (Unaudited)

	Huntington World Income Fund	Huntington Income Generation Fund
Assets:
Investments, at cost	$30,288,247	$2,279,725
Investments, at value	$30,305,383	$—
Investments in affiliated securities, at value	139,090	2,278,084
Total investments	30,444,473	2,278,084
Income receivable	151,779	3
Receivable for shares sold	30,000	100
Receivable from Advisor	16,577	8,660
Tax reclaims receivable	18,746	—
Prepaid expenses and other assets	31,804	23,871
Total assets	30,693,379	2,310,718
Liabilities:
Payable for return of collateral on loaned securities	4,817,950	—
Options written, at value (premium received $118,190 and $0)	80,650	—
Payable for shares redeemed	85,887	1,481
Accrued expenses and other payables:
Administration	3,960	341
Custodian	1,725	370
Distribution	2,030	1,375
Shareholder services	5,433	467
Transfer and dividend disbursing agent	7,285	7,011
Professional	235	4,010
Printing and postage	2,813	404
Compliance services	338	25
Other	4,696	257
Total Liabilities	5,013,002	15,741
Net Assets	$25,680,377	$2,294,977

Net Assets Consist of:
Paid in capital	$29,662,649	$2,310,667
Net unrealized appreciation (depreciation) of investments, options and translations of assets and liabilities in foreign currency	194,408	(1,641)
Accumulated net realized loss on investments, options and foreign currency transactions	(4,328,745)	(13,747)
Accumulated net investment income (loss)	152,065	(302)
Net Assets	$25,680,377	$2,294,977

Net Assets:
Institutional Shares	$16,209,603
Class A Shares	$9,358,719	$79,664
Class C Shares	$112,055	$2,215,313
Shares Outstanding: (unlimited number of shares authorized, no par value):
Institutional Shares	1,966,417
Class A Shares	1,135,893	8,029
Class C Shares	13,595	223,310
Net Asset Value, Redemption Price and Offering Price Per Share:
Institutional Shares	$8.24
Class A Shares	$8.24	$9.92
Class C Shares (a)	$8.24	$9.92
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$8.65	$10.41
Maximum Sales Charge:
Class A Shares	4.75%	4.75%

(a)	A contingent deferred sales charge ("CDSC") of 1.00% may be charged on shares held less than 12 months.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Operations	Six Months Ended April 30, 2014 (Unaudited)

	Huntington World Income Fund	Huntington Income Generation Fund
Investment Income:
Dividend income	$908,146	$—
Dividend income from affiliated securities	101	59,992
Interest income	110,976	—
Income from securities lending, net	36,682	—
Foreign dividend taxes withheld	(28,157)	—
Total investment income	1,027,748	59,992
Expenses:
Investment advisory	71,367	1,127
Administration	26,000	2,054
Custodian	5,866	237
Transfer and dividend disbursing agent	19,760	16,790
Trustee	1,646	119
Professional	10,140	4,891
Distribution fee—Class A Shares	9,669	18 (a)
Distribution fee—Class C Shares	202 (a)	8,400
Shareholder services fee—Institutional Shares	25,947	—
Shareholder services fee—Class A Shares	9,669	18 (a)
Shareholder services fee—Class C Shares	67 (a)	2,800
State registration costs	20,041	19,090
Printing and postage	16,617	1,579
Compliance service fees	621	38
Interest expense	78	39
Other	10,086	2,287
Total expenses	227,776	59,487
Investment advisory fees contractually waived	(71,367)	(1,127)
Reimbursement from Advisor	(75,237)	(46,865)
Net expenses	81,172	11,495
Net investment income	946,576	48,497
Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	(1,452,527)	—
Net realized gain on investment transactions of affiliates	—	1,127
Net realized gain on written option transactions	330,885	—
Net realized loss on foreign currency transactions	(3,375)	—
Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency transactions	(1,125,017)	1,127
Net change in unrealized depreciation of investments, options and translation of assets and liabilities in foreign currency	(318,651)	(58,070)
Net realized and unrealized loss on investments, options and foreign currency transactions	(1,443,668)	(56,943)
Change in net assets resulting from operations	$(497,092)	$(8,446)

(a)	For the period January 3, 2014 (commencement of operations) to April 30, 2014.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets

	Huntington World Income Fund		Huntington Income Generation Fund
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Six Months Ended April 30, 2014		Year Ended October 31, 2013
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$946,576	$2,616,996	$48,497		$87,124
Net realized gain (loss) on investments, options and foreign currency transactions	(1,125,017)	(2,858,178)	1,127		12,026
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	(318,651)	1,883,593	(58,070)		75,779
Net increase (decrease) in net assets resulting from operations	(497,092)	1,642,411	(8,446)		174,929
Distributions to Shareholders—
From and/or excess of net investment income:
Institutional Shares	(697,337)	(1,824,950)	(5)		(4,066)
Class A Shares	(260,087)	(432,126)	(586)		—
Class C Shares	(2,021)	—	(48,208)		(87,878)
From net realized gain on investments:
Institutional Shares	—	—	(6)		—
Class C Shares	—	—	(24,906)		—
Change in net assets resulting from distributions to shareholders	(959,445)	(2,257,076)	(73,711)		(91,944)
Change in net assets resulting from capital transactions	(5,490,585)	(5,248,382)	74,989		554,626
Change in net assets	(6,947,122)	(5,863,047)	(7,169)		637,611
Net Assets
Beginning of period	32,627,499	38,490,546	2,302,145		1,664,534
End of period	$25,680,377	$32,627,499	$2,294,977		$2,302,145

Accumulated net investment income (loss) included in net assets at end of period	$152,065	$164,934	$(302)		$—
Capital Transactions:
Institutional Shares
Shares sold	776,763	6,593,362	—		3,111
Dividends reinvested	273,460	889,869	—		4,057
Shares redeemed	(8,460,130)	(14,114,548)	(524)		(107,427)
Total Institutional Shares	(7,409,907)	(6,631,317)	(524)		(100,259)
Class A Shares
Shares sold	4,864,456	5,079,956	79,094	(a)	—
Dividends reinvested	166,517	234,913	586	(a)	—
Shares redeemed	(3,224,337)	(3,931,934)	(435	)(a)	—
Total Class A Shares	1,806,636	1,382,935	79,245		—
Class C Shares
Shares sold	110,755 (a)	—	644,013		1,053,717
Dividends reinvested	1,931 (a)	—	46,370		55,356
Shares redeemed	—	—	(694,115)		(454,188)
Total Class C Shares	112,686	—	(3,732)		654,885
Net change resulting from capital transactions	$(5,490,585)	$(5,248,382)	$74,989		$554,626
Share Transactions:
Institutional Shares
Shares sold	92,822	767,418	—		306
Dividends reinvested	33,018	104,142	—		407
Shares redeemed	(1,024,318)	(1,649,662)	(52)		(10,694)
Total Institutional Shares	(898,478)	(778,102)	(52)		(9,981)
Class A Shares
Shares sold	593,655	592,161	8,013	(a)	—
Dividends reinvested	20,286	27,517	60	(a)	—
Shares redeemed	(385,493)	(460,012)	(44	)(a)	—
Total Class A Shares	228,448	159,666	8,029		—
Class C Shares
Shares sold	13,359 (a)	—	64,708		105,955
Dividends reinvested	236 (a)	—	4,665		5,529
Shares redeemed	—	—	(69,669)		(45,152)
Total Class C Shares	13,595	—	(296)		66,332
Net change resulting from share transactions	(656,435)	(618,436)	7,681		56,351

(a)	For the period January 3, 2014 (commencement of operations) to April 30, 2014.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

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Financial Highlights (For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions	Net Asset Value, end of period
HUNTINGTON WORLD INCOME FUND
Institutional Shares
2011(4)	$10.00	0.29		(1.00)	(0.71)	(0.28)	—	(0.28)	$9.01
2012	$9.01	0.61		(0.22)	0.39	(0.63)	—	(0.63)	$8.77
2013	$8.77	0.65	(11)	(0.21)	0.44	(0.56)	—	(0.56)	$8.65
2014(7)	$8.65	0.30		(0.43)	(0.13)	(0.28)	—	(0.28)	$8.24
Class A Shares
2011(4)	$10.00	0.26		(0.98)	(0.72)	(0.27)	—	(0.27)	$9.01
2012	$9.01	0.58		(0.21)	0.37	(0.61)	—	(0.61)	$8.77
2013	$8.77	0.62	(11)	(0.20)	0.42	(0.54)	—	(0.54)	$8.65
2014(7)	$8.65	0.26		(0.40)	(0.14)	(0.27)	—	(0.27)	$8.24
Class C Shares
2014(8)	$8.40	0.15		(0.14)	0.01	(0.17)	—	(0.17)	$8.24
HUNTINGTON INCOME GENERATION FUND
Class A Shares
2014(8)	$10.01	0.12		(0.06)	0.06	(0.15)	—	(0.15)	$9.92
Class C Shares
2012(9)	$10.00	0.04		(0.06)	(0.02)	(0.03)	—	(0.03)	$9.95
2013	$9.95	0.38	(11)	0.37	0.75	(0.41)	—	(0.41)	$10.29
2014(7)	$10.29	0.21		(0.26)	(0.05)	(0.21)	(0.11)	(0.32)	$9.92
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(4)	For the period May 2, 2011 (commencement of operations) to October 31, 2011.
(5)	Not Annualized.
(6)	Computed on an annualized basis.
(7)	Six months ended April 30, 2014 (Unaudited).
(8)	For the period January 3, 2014 (commencement of operations) to April 30, 2014.
(9)	For the period August 31, 2012 (commencement of operations) to October 31, 2012.
(10)	Does not include the effect of expenses of underlying funds.
(11)	Calculated using average shares for the period.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate(3)

(7.17	)%(5)	1.79	%(6)	6.38	%(6)	1.79	%(6)	$18,760	60	%(5)
4.55%		1.25%		7.10%		1.48%		$31,935	76%
5.35%		0.81%		7.59%		1.44%		$24,780	104%
(1.43	)%(5)	0.51	%(6)	6.63	%(6)	1.52	%(6)	$16,210	46	%(5)

(7.27	)%(5)	2.04	%(6)	6.13	%(6)	2.04	%(6)	$3,699	60	%(5)
4.29%		1.50%		6.83%		1.73%		$6,556	76%
5.10%		1.06%		7.23%		1.69%		$7,847	104%
(1.55	)%(5)	0.73	%(6)	6.67	%(6)	1.80	%(6)	$9,359	46	%(5)

(0.19	)%(5)	1.15	%(6)	6.22	%(6)	2.36	%(6)	$112	46	%(5)

(0.60	)%(5)	0.49	%(6)(10)	4.75	%(6)	5.20	%(6)(10)	$80	15	%(5)

(0.20	)%(5)	0.79	%(6)(10)	3.47	%(6)	26.85	%(6)(10)	$1,565	2	%(5)
7.72%		0.98	%(10)	3.81%		5.68	%(10)	$2,302	62%
(0.42	)%(5)	1.02	%(6)(10)	4.30	%(6)	5.28	%(6)(10)	$2,215	15	%(5)

Semi-Annual Shareholder Report

Notes to Financial Statements

April 30, 2014 (Unaudited)

(1)	Organization

The Huntington Funds (the “Trust”) was organized as a single Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2014, the Trust operated 30 separate series, or mutual funds, each with its own investment objective and strategy. The prospectus provides a description of each fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. This report contains financial statements and financial highlights of the Huntington World Income Fund (“World Income Fund”) and Huntington Income Generation Fund (“Income Generation Fund”) (individually referred to as a “Fund”, or collectively as the “Funds”). The World Income Fund commenced operations on May 2, 2011. The Income Generation Fund commenced operations on August 31, 2012. The World Income Fund offers Institutional Shares, Class A shares, and Class C shares. The Income Generation Fund offers Class A and Class C shares. Prior to January 16, 2014, the Income Generation Fund offered Institutional Shares. Each class of shares has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Fund will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price. Class C has a contingent deferred sales charge of 1.00% on shares sold within one year of purchase.

Under the Trust’s organizational documents, its officers and Board of Trustees (“Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with

GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets.
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, and are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2014, based on the three levels defined previously:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
World Income Fund
Investment Securities:
Common Stocks	$18,310,843	$—	$—	$18,310,843
Preferred Stocks	3,670,925	—	—	3,670,925
Corporate Bonds	—	1,465,416	—	1,465,416
Foreign Government Bonds	—	907,309	—	907,309
Exchange-Traded Funds	604,495	—	—	604,495
Closed-End Funds	315,120	—	—	315,120
Options Purchased	213,325	—	—	213,325
Cash Equivalents	139,090	—	—	139,090
Short-Term Securities Held as Collateral for Securities Lending	4,817,950	—	—	4,817,950

Total Investment Securities	28,071,748	2,372,725	—	30,444,473

Other Financial Instruments:*
Written Options	(80,650)	—	—	(80,650)

Total Investments	27,991,098	2,372,725	—	30,363,823

Income Generation Fund
Investment Securities:
Mutual Funds	$2,139,105	—	—	$2,139,105
Cash Equivalents	138,979	—	—	138,979

Total Investment Securities	2,278,084	—	—	2,278,084

*	Other Financial Instruments are derivatives instruments not reflected on the Portfolio of Investments, such as written option contracts.

Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities at reporting period end. Transfers from Level 2 to Level 1 indicate that the fair valuation of international equity securities used at the previous reporting period end did not occur as of the current reporting period end.

For the six months ended April 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of April 30, 2014.

B.	When-Issued and Delayed-Delivery Transactions

The World Income Fund may engage in when-issued or delayed-delivery transactions. The World Income Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract. The Funds did not own any when-issued or delayed-delivery securities as of April 30, 2014.

C.	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

D.	Derivative Instruments

The Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. The Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Semi-Annual Shareholder Report

Foreign Exchange Contracts—The Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At April 30, 2014, the Funds did not have any forward foreign exchange contracts outstanding.

Written Options Contracts—The Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes the Funds to equity price risk.

The following is a summary of World Income Fund’s written option activity for the six months ended April 30, 2014:

Contracts	Number of Contracts	Premium
Outstanding at 10/31/2013	2,010	$203,701
Options written	7,496	554,606
Options closed	(4,587)	(361,620)
Options expired	(3,047)	(255,904)
Options exercised	(672)	(22,593)
Outstanding at 4/30/2014	1,200	$118,190

As of April 30, 2014, World Income Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
AT&T, Inc.	Call	May 2014	$35	100	$8,650	$(415)
CBOE Volatility Index	Call	May 2014	19	250	6,250	14,741
CBOE Volatility Index	Call	June 2014	19	300	21,000	12,589
SPDR S&P 500 Index ETF	Put	May 2014	183	250	12,500	5,991
SPDR S&P 500 Index ETF	Put	June 2014	176	300	32,250	4,634
Net unrealized appreciation on written option contracts						$37,540

The following tables provide a summary of the fair value of derivative instruments, not accounted for as hedging instruments as of April 30, 2014, and the effect of derivative instruments on the Statements of Operations for the six months ended April 30, 2014.

The Fair Value of Derivative Instruments as of April 30, 2014:

	Asset Derivatives	Liability Derivatives
Primary Risk Exposure	Statements of Assets and Liabilities Location	Statements of Assets and Liabilities Location	Fund	Fair Value
Option Contracts	None	Options Written, at value	World Income Fund	$80,650

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

The effect of Derivative Instruments on the Statements of Operations for the six months ended April 30, 2014:

Primary Risk Exposure	Location of Gain (Loss) on Derivatives Recognized from Operations	Fund	Realized Gain on Derivatives Recognized from Operations	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized from Operations
Option Contracts	Net Realized gain on written option transactions/net change in unrealized appreciation/(depreciation) of investments and written	World Income Fund	$330,885	$36,939

Balance Sheet Offsetting Information

Netting Agreements—During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of April 30, 2014, the Funds were not invested in any portfolio securities or derivatives that could be netted subject to the netting agreements.

The following tables provide a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities.

Securities Loaned				Gross Amounts Not Offset in Statements of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount (not less than 0)
World Income Fund	$4,817,950	$—	$4,817,950	$(4,817,950)	$—	$—

Written Options				Gross Amounts Not Offset in Statements of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities1	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount (not less than 0)
World Income Fund	$80,650	$—	$80,650	$(570,325)	$—	$—

1	Gross Amounts of Recognized Liabilities as presented on the Statements of Assets and Liabilities are the actual closing values of liabilities outstanding as of April 30, 2014. Notional Values for Written Options as of April 30, 2014 are presented in the subsequent table.

The notional value of the written options contracts outstanding as of April 30, 2014 and the month-end average notional amount for the six months ended April 30, 2014 are detailed in the table below:

Fund	Average Month-End Notional Amount	April 30, 2014 Notional Amount
World Income Fund	$15,097,408	$11,250,000

Derivative positions open during the period and at period end are reflected for each Fund in the tables above. The volume of these positions relative to each Fund’s net assets at the close of the reporting period is generally higher than the volume of such positions at the beginning of the reporting period. The Funds value derivative instruments at fair value and recognize changes in fair value currently in the results on operations.

Semi-Annual Shareholder Report

E.	Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Trust’s Pricing Committee. At April 30, 2014, the Funds did not hold restricted securities.

F.	Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions pursuant to a securities lending agreement with Morgan Stanley & Co. LLC. In determining whether to lend to a particular broker, dealer or financial institution, Huntington Asset Advisors, Inc. (the “Advisor”) will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to

100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds lending securities receive an annual securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian and receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of April 30, 2014, the World Income Fund had securities with the following market values on loan and related activity:

Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Securities Lending Income Received by the Funds	Fees Paid by the Funds to Huntington from Securities Lending
$4,762,529	$4,817,950	$4,169,141	$45,062	$8,380

G.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

H.	Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid monthly for the Funds. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, non-deductible stock issuance costs, paydowns, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles and return of capital from investments.

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

The Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

The Funds may invest in Master Limited Partnerships (“MLPs”), which generally are treated as partnerships for Federal income tax purposes. As a limited partner in the MLPs, the Fund includes its allocable share of the MLPs’ taxable income in computing its own taxable income.

I.	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses specific to a class are charged to that class.

Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

J.	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Withholding taxes on foreign interest, dividends and capital gains with respect to the Funds have been provided for in accordance with each applicable country’s tax rules and rates.

As of April 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
World Income Fund	$30,132,423	$1,715,993	$(1,403,943)	$312,050
Income Generation Fund	2,294,599	39,316	(55,831)	(16,515)

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

The tax character of distributions paid during the fiscal year ended October 31, 2013, was as follows:

	Distributions Paid From*
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
World Income Fund	$2,305,936	$—	$2,305,936	$49,053	$2,354,989
Income Generation Fund	91,944	—	91,944	—	91,944

*	The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

As of October 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Other Temporary Differences	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
World Income Fund	$—	$—	$—	$(38,255)	$(3,245,602)	$758,121	$(2,525,736)
Income Generation Fund	24,618	294	24,912	—	—	41,555	66,467

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(3)	Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee—Huntington Asset Advisors, Inc. (the “Advisor”), a subsidiary of The Huntington National Bank (“Huntington”), serves as the Funds’ investment adviser. Each Fund pays the Advisor a fee for its services, an amount of its average daily net assets as shown below, computed daily and paid monthly.

Fund	Tier	Annual Rate
World Income Fund	Up to $500 million	0.50%
	On the next $500 million to 1 billion	0.45%
	On excess of $1 billion	0.40%
Income Generation Fund	All	0.10%

Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.

Effective December 13, 2013, the Advisor has agreed to contractually waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the World Income Fund to the extent necessary in order to limit the Fund’s total fund net annual operating expenses (after the fee waivers and/or reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.41%, 0.66% and 1.16% of the Institutional Shares, Class A Shares, and Class C Shares daily net assets, respectively, through February 27, 2015. Prior to December 13, 2013, the Advisor had agreed to contractually waive all or a portion of its investment advisory fee for the World Income Fund (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the World Income Fund in order to limit the total direct net annual operating expenses and acquired (underlying) fund operating expenses to not more than 1.10%, and 1.35% of the Institutional Shares and Class A Shares, respectively, through February 27, 2015.

The Advisor has agreed to contractually waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Income Generation Fund to the extent necessary in order to limit the Fund’s total fund net annual operating expenses (after the fee waivers and/or reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.48% and 0.98% of Class A Shares and Class C Shares, respectively, through February 27, 2015.

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of April 30, 2014, the following amounts have been waived or reimbursed by the

Advisor and are subject to repayment by the respective Fund:

Fund	Amount Waived or Reimbursed	Expiring Beginning October 31,
World Income Fund	$212,080	2016
	146,604	2017
Income Generation Fund	38,466	2015
	107,644	2016
	47,992	2017

Administrative Fees—Huntington Asset Services, Inc. (“HASI”), a wholly owned subsidiary of Huntington Bancshares, Inc., serves as Administrator to the Trust. The fees paid for administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances.

Maximum Administrative Fee	Average Daily Net Assets of the Trust
0.1822%	On the first $4 billion
0.1650%	On the next $2 billion
0.1575%	On the next $2 billion
0.1450%	On assets in excess of $8 billion

There is no minimum annual fee per fund or class of shares.

Distribution and Shareholder Services Fees—The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Plan, the Funds will compensate qualified intermediaries for distribution services in connection with Class A Shares not to exceed 0.25% of the daily net assets of each Fund’s Class A Shares and not to exceed 1.00% of the daily net assets of each Fund’s Class C Shares. Institutional Shares are not subject to Rule 12b-1 fees. Class A Shares and Institutional Shares are also subject to a shareholder services fee not to exceed 0.25% of the daily net assets of such shares. For the six months ended April 30, 2014, Huntington and its affiliates received $26,778 and $17 in shareholder services fees from the World Income Fund and Income Generation Fund, respectively. For the six months ended April 30, 2014, Unified Financial Securities, Inc., the Funds’ distributor, received underwriter commissions of $1,190 earned on sales of Class A Shares. For the six months ended April 30, 2014, the World Income and Income Generation Funds paid $9,625 and $ 9,127, respectively, to affiliated broker-dealers of the Funds.

Transfer and Dividend Disbursing Agent Fees and Expense—HASI is the transfer and dividend disbursing agent for the Funds. For its services, HASI receives a yearly fixed amount per shareholder account, subject to a yearly minimum fee of $12,000 for each of the Funds. HASI is also entitled to receive additional amounts that

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Custodian Fees—Huntington serves as custodian for each of the Funds. Brown Brothers Harriman serves as sub-custodian for the World Income Fund’s foreign assets. Huntington and Brown Brothers Harriman receive fees based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

General—Certain officers of the Trust are Officers, Directors and/or Trustees of the above companies.

Each Trustee who is not an “interested person” of the Trust, as such term is defined in the 1940 Act, receives a

$25,000 annual retainer plus $2,500 per regular Board meeting. The Independent Chairman of the Board receives a $40,000 annual retainer plus $2,500 per Board meeting. The Board or a Committee may establish ad hoc committees or sub-committees. Any Committee or sub-committee member may be compensated by the Funds for incremental work outside of the regular meeting process based on the value added to the Funds. In addition, the Funds reimburse Trustees who are not employees of or affiliated with the Advisor for out-of-pocket expenses incurred in conjunction with attendance at meetings. For the six months ended April 30, 2014, actual Trustee compensation was $195,457 in aggregate from the Trust.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are managed by the Advisor. Income distributions earned from investments in these funds are recorded as income from affiliates in the accompanying financial statements. A summary of each Fund’s investment in such affiliated money market funds is set forth below:

Huntington U.S. Treasury Money Market Fund	10/31/2013 Market Value	Purchases	Sales	4/30/2014 Market Value	Income
World Income Fund	$1,007,686	$12,167,074	$(13,035,670)	$139,090	$101

Additionally, Income Generation Fund invests in other funds within the Trust. A summary of these investments in affiliated funds is set forth below:

Income Generation Fund	10/31/2013 Market Value	Purchases	Sales	4/30/2014 Market Value	Income
Huntington U.S. Treasury Money Market Fund	$—	$808,179	$(669,200)	$138,979	$17
Huntington Disciplined Equity Fund	167,347	153,094	—	325,170	3,094
Huntington Dividend Capture Fund	245,883	9,600	(105,265)	277,470	4,336
Huntington Income Equity Fund	111,998	3,322	(2,564)	—	759
Huntington World Income Fund	1,770,859	151,787	(310,000)	1,536,465	51,786

(4)	Income Generation Fund Structure

The Income Generation Fund, in accordance with its prospectus, seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) with similar investment objectives. As a result, investors in the Income Generation Fund incur expenses of both the Income Generation Fund and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(5)	Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2014, were as follows:

Fund	Purchases	Sales
World Income Fund	$12,773,200	$17,589,319
Income Generation Fund	317,803	410,000

The Funds made no purchases or sales of long-term U.S. government securities for the six months ended April 30, 2014.

(6)	Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, imposed capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have severe effect on security prices and impair the Funds ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign

Semi-Annual Shareholder Report

companies may also receive less coverage than U.S. companies by market analysts, and financial reporting standards or regulatory requirements may not be comparable to those applicable to U.S. companies.

(7)	Line of Credit

The Trust participates in a short-term credit agreement (“Line of Credit”) with Citibank N.A. (“Citi”). Under the terms of the agreement, the Trust may borrow up to $20 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citi receives an annual facility fee of 0.10% on $20 million for providing the Line of Credit. Each fund in the Trust pays a pro-rata portion of this facility fee plus any interest on amounts borrowed. For the six months ended April 30, 2014, the following Funds had borrowings under this Line of Credit.

Fund	Average Loan Balance	Weighted Average Interest Rate	Number of Days Outstanding	Interest Expense Incurred	Maximum Loan Outstanding
World Income Fund	$1,000,000	1.41%	2	$78	$1,000,000
Income Generation Fund	1,000,000	1.41%	1	39	1,000,000

(8)	Subsequent Event

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. There were no items requiring adjustment of financial statements or additional disclosure.

Semi-Annual Shareholder Report

Supplemental Information (Unaudited)

Shareholder Expense Examples

Fund Expenses—As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period November 1, 2013 to April 30, 2014.

Actual Expenses—The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses

Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes—The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, November 1, 2013	Ending Account Value, April 30, 2014	Expenses Paid During Period(1)	Annualized Expense Ratio
World Income Fund
Institutional Shares	Actual	$1,000.00	$985.70	$2.51	0.51%
	Hypothetical (2)	$1,000.00	$1,022.27	$2.56	0.51%
Class A Shares	Actual	$1,000.00	$984.50	$3.59	0.73%
	Hypothetical (2)	$1,000.00	$1,021.17	$3.66	0.73%
Class C Shares	Actual (3)	$1,000.00	$998.10	$3.71	1.15%
	Hypothetical (2)	$1,000.00	$1,019.09	$5.76	1.15%
Income Generation Fund
Class A Shares	Actual (3)	$1,000.00	$994.00	$1.58	0.49%
	Hypothetical (2)	$1,000.00	$1,022.36	$2.46	0.49%
Class C Shares	Actual	$1,000.00	$995.80	$5.06	1.02%
	Hypothetical (2)	$1,000.00	$1,019.72	$5.12	1.02%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Advisor for the period beginning November 1, 2013 through April 30, 2014. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.
(2)	Hypothetical assumes 5% annual return before expenses.
(3)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 118/365 (to reflect the period since commencement of operations on January 3, 2014). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Advisor for the period beginning January 3, 2014 through April 30, 2014. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

Semi-Annual Shareholder Report

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonfunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonfunds.com by selecting “Form N-Q”.

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc., is the Custodian of The Huntington Funds. Huntington Asset Services, Inc. serves as the Administrator and Fund Accountant and is affiliated with the Huntington National Bank. Huntington Asset Advisors, Inc., a subsidiary of the Huntington National Bank, serves as Investment Advisor to the Funds. Unified Financial Securities, Inc. serves as the Distributor of The Huntington Funds and is affiliated with the Huntington National Bank.

Mutual funds, including money market funds, are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208. (Member FINRA)

Huntington Shareholder Services: 800-253-0412

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	Not applicable.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)    The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)    The Not applicable.

(a)(2)    Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)    Not applicable.

(b)    Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds

By (Signature and Title)*	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer and Principal Executive Officer

Date    June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer and Principal Executive Officer

Date    June 26, 2014

By (Signature and Title)*	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date    June 26, 2014